Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended							12 Months Ended					12 Months Ended
	Aug. 31, 2012	Jul. 31, 2012	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Global Availability	Dec. 29, 2012 European Availability	Aug. 31, 2012 Maximum	Mar. 31, 2012 Amended Credit Agreement	May 25, 2011 Amended Credit Agreement	Dec. 29, 2012 Amended Credit Agreement	Dec. 29, 2012 Amended Credit Agreement Separate agreements	Dec. 29, 2012 Borrowing Base Certificate	Dec. 29, 2012 Line Of Credit Sub-Facility	Dec. 29, 2012 Letter Of Credit Sub-Facility	Dec. 29, 2012 Federal Funds Rate Plus	Dec. 29, 2012 Adjusted LIBO Rate	Dec. 29, 2012 9.75% senior secured notes	Dec. 31, 2011 9.75% senior secured notes	Dec. 29, 2012 9.75% senior secured notes Should the Company sell its ownership in Office Depot de Mexico, S.A.	Dec. 29, 2012 9.75% senior secured notes Redeemed On or Prior To March 15, 2015	Mar. 14, 2012 9.75% senior secured notes Redeemed On or Prior To March 15, 2015	Dec. 29, 2012 6.25% Senior Notes	Aug. 31, 2003 6.25% Senior Notes
Debt Instrument [Line Items]
Credit Agreement, current borrowing capacity										$ 1,000,000,000			$ 699,400,000	$ 200,000,000	$ 325,000,000
Credit Agreement, maximum borrowing capacity										1,250,000,000
Credit Agreement, increased borrowing capacity									250,000,000	250,000,000
Extended maturity date											May 25, 2016								Mar. 15, 2019
Alternate base rate and one month adjusted LIBO rate																0.50%	1.00%
Minimum availability level of borrowings to avoid cash settlement						150,000,000	37,500,000
Minimum availability level of borrowings to avoid fixed charge coverage ratio test											125,000,000
Excess of debt default amount resulting termination of Facility											25,000,000
Excess acquisition of ownership percentage resulting termination of Facility											40.00%
Senior notes, minimum liquidity											600,000,000
Available credit under the Facility											699,400,000
Amount outstanding under credit facility											0
Amount outstanding under letters of credit											90,000,000	200,000
Average borrowings under the Facility											4,300,000
Average interest rate of borrowings under the Facility											2.60%
Maximum month end amount outstanding											13,200,000
Interest rate on senior notes																			9.75%				6.25%
Capitalized debt issuance costs																		7,000,000
Final year of deferred finance costs amortization																		2019
Senior notes, redemption rate of principal amount																		104.875%			109.75%
Senior notes, early redemption date																		Mar. 15, 2016				Mar. 15, 2015
Senior notes, redemption rate excluding premium percentage																		100.00%		100.00%
Minimum percentage of net proceed that company required to offer to repurchase an aggregate amount of Notes																				60.00%
Senior notes, redemption rate of principal amount																					35.00%
Redemption prices, plus accrued and unpaid interest, Percentage																		101.00%
Acquisition of voting power				50.00%
Senior notes, issuance date																							Aug. 01, 2003
Aggregate principal amount of senior notes																							250,000,000	400,000,000
Effective interest rate on senior notes																							5.86%
Senior notes, redemption date																							Mar. 15, 2012
Face amount of each note																							1,000.00
Total consideration for each $1,000 note surrendered																							1,050.00
Loss on extinguishment of debt			12,000,000	(12,110,000)
Outstanding 6.25% senior notes classified as a current liability				152,251,000	2,718,000																		150,000,000
Senior notes, maturity year																							2013-08
Short-term borrowings				2,203,000	15,057,000
Effective interest rate on short-term borrowings				5.80%
Short-term borrowings maximum month end amount		16,100,000
Short-term borrowings maximum month		July
Short-term borrowings maximum monthly average amount								$ 15,800,000
Short-term borrowings maximum monthly average	August